Prospectus Supplement -- January 17, 2003
                                                                     Prospectus
Fund Name (Date)                                                       Form #
Retail Funds:
AXP Blue Chip Advantage Fund (April 1, 2002)                         S-6025-99 U
AXP Discovery Fund (Sept. 27, 2002)                                  S-6457-99 X
AXP Diversified Equity Income Fund (Nov. 29, 2002)                   S-6475-99 V
AXP Emerging Markets Fund (Dec. 30, 2002)                            S-6354-99 K
AXP Equity Select Fund (Jan. 29, 2002)                               S-6426-99 V
AXP Equity Value Fund (May 30, 2002)                                 S-6382-99 M
AXP European Equity Fund (Dec. 30, 2002)                             S-6006-99 E
AXP Focused Growth Fund (May 30, 2002)                               S-6003-99 D
AXP Global Balanced Fund (Dec. 30, 2002)                             S-6352-99 J
AXP Global Growth Fund (Dec. 30, 2002)                               S-6334-99 V
AXP Global Technology Fund (Dec. 30, 2002)                           S-6395-99 F
AXP Growth Fund (Sept. 27, 2002)                                     S-6455-99 W
AXP Growth Dimensions Fund (Sept. 27, 2002)                          S-6004-99 E
AXP International Fund (Dec. 30, 2002)                               S-6140-99 X
AXP Large Cap Equity Fund (Sept. 27, 2002)                           S-6244-99 B
AXP Large Cap Value Fund (Sept 27, 2002)                             S-6246-99 B
AXP Managed Allocation Fund (Nov. 29, 2002)                          S-6141-99 W
AXP Mid Cap Value Fund (Nov. 29, 2002)                               S-6241-99 C
AXP Mutual (Nov. 29, 2002)                                           S-6326-99 W
AXP New Dimensions Fund (Sept. 27, 2002)                             S-6440-99 V
AXP Partners Fundamental Value Fund (July 30, 2002)                  S-6236-99 D
AXP Partners International Aggressive Growth Fund (Dec. 30, 2002)    S-6243-99 E
AXP Partners International Core Fund (Dec. 30, 2002)                 S-6259-99 C
AXP Partners International Select Value Fund (Dec. 30, 2002)         S-6242-99 E
AXP Partners International Small Cap Fund (Dec. 30, 2002)            S-6258-99 C
AXP Partners Select Value Fund (July 30, 2002)                       S-6240-99 C
AXP Partners Small Cap Core Fund (July 30, 2002)                     S-6237-99 D
AXP Partners Small Cap Growth Fund (May 30, 2002)                    S-6301-99 D
AXP Partners Small Cap Value Fund (July 30, 2002)                    S-6239-99 D
AXP Partners Value Fund (July 30, 2002)                              S-6238-99 D
AXP Precious Metals Fund (May 30, 2002)                              S-6142-99 W
AXP Progressive Fund (Nov. 29, 2002)                                 S-6449-99 W
AXP Research Opportunities Fund (Sept. 27, 2002)                     S-6356-99 K
AXP Small Cap Advantage Fund (May 30, 2002)                          S-6427-99 F
AXP Small Company Index Fund (April 1, 2002)                         S-6357-99 K
AXP Stock Fund (Nov. 29, 2002)                                       S-6351-99 W
AXP Strategy Aggressive Fund (May 30, 2002)                          S-6381-99 M
AXP Utilities Fund (Aug. 29, 2002)                                   S-6341-99 W
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For the "SALES CHARGE" section under the heading "Waivers of the sales charge for Class A shares," the sixth bullet point has been revised as follows:

o Shareholders who have at least $1 million in American Express mutual funds. Until further notice, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.


S-6354-3 A (1/03)

Valid until next prospectus update
Destroy Dec. 31, 2003